Annual Total Returns (Bar Chart) - High Income Trust (High Income Trust, Series NAV, High Income Trust)	12 Months Ended
May 01, 2011
High Income Trust | Series NAV, High Income Trust
Bar Chart Table:
2007	(3.40%)
2008	(43.65%)
2009	82.67%
2010	11.47%